Liquidity and Capital Resources and Going Concern (Details) - USD ($) $ in Millions		1 Months Ended	9 Months Ended	12 Months Ended
	Nov. 11, 2022	Feb. 28, 2023	Sep. 30, 2022	Dec. 31, 2022	Nov. 03, 2022	Dec. 31, 2021
Liquidity and Capital Resources and Going Concern (Details) [Line Items]
Going concern			1 year
Going concern period			1 year
Accumulated deficit			$ 3,476.6
Shares authorized (in Shares)				1,690,000,000
Total authorized shares (in Shares)				900,000,000	825,000,000
Purchase amount				$ 267.0
Total commitment				171.4
Cash received				150.4
Exercised percentage		20.00%
Gross proceeds		$ 18.0
Net of original issuance discount and transaction costs		$ 16.2
Minimum [Member]
Liquidity and Capital Resources and Going Concern (Details) [Line Items]
Agreed to shares issue				$ 38.4
Total authorized shares (in Shares)				900,000,000
Maximum [Member]
Liquidity and Capital Resources and Going Concern (Details) [Line Items]
Agreed to shares issue				$ 58.4
Total authorized shares (in Shares)				1,775,000,000
Class A Common Stock [Member]
Liquidity and Capital Resources and Going Concern (Details) [Line Items]
Commitment amount	$ 200.0
Agreed to shares issue (in Shares)	789,016			127,949,403		167,280,677
Class A Common Stock [Member] | Minimum [Member]
Liquidity and Capital Resources and Going Concern (Details) [Line Items]
Shares authorized (in Shares)				815,000,000
Purchase Agreement [Member]
Liquidity and Capital Resources and Going Concern (Details) [Line Items]
Commitment amount	$ 350.0